Acquisitions, Investments and Disposals (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Acquisitions, Investments and Disposals [Abstract]
Schedule of Final Purchase Price Allocation	The final purchase price allocation is as follows:
Asset Description	Amount
Intangible Assets	$7,821,867
Cash	389
Prepaid Expenses	3,392
Property & Equipment	201,452
Deposits and Other Assets	24,837
Operating Lease ROU Asset	491,830
Total Assets Acquired	$8,543,767
Less: Deferred Revenue	$(228,371)
Less: Notes Payable	(312,697)
Less: Operating Lease Liability	(547,438)
Less: Accounts Payable and Accrued Liabilities	(1,103,239)
Net Assets Acquired	6,352,022
Goodwill	8,087,902
Total Purchase Price	$14,439,924
The final purchase price allocation is as follows:
Asset Description	Amount
Intangible Assets	$7,821,867
Cash	389
Prepaid Expenses	3,392
Property & Equipment	201,452
Deposits and Other Assets	24,837
Operating Lease ROU Asset	491,830
Total Assets Acquired	$8,543,767
Less: Deferred Revenue	(228,371)
Less: Notes Payable	(312,697)
Less: Operating Lease Liability	(547,438)
Less: Accounts Payable and Accrued Liabilities	(1,103,239)
Net Assets Acquired	$6,352,022
Goodwill	8,087,902
Total Purchase Price	$14,439,924

Schedule of Consideration Received and Carrying Value of the Net Assets of the Disposal Group Derecognized	The fair value of total consideration received was as follows:
Fair Value of Consideration Received	Amount
Cash	$1,035,827
Promissory note receivable, at fair value	4,787,469
Series D convertible preferred stock, at fair value	5,614,086
Company liabilities assumed by the Buyer	239,446
Total Fair Value of Consideration Received	$11,676,828

The carrying value of the net assets of the Disposal Group derecognized upon the loss of control was as follows:

Assets
Cash and cash equivalents	$42,495
Accounts receivable, net	985
Prepaid expenses	74,492
Property and equipment, net (aircraft, etc.)	155,216
Right-of-use assets (operating leases)	524,548
Deposits and other assets	48,615
Goodwill	7,818,805
Intangible assets	7,375,476
Total Assets	$16,040,632
Liabilities
Accounts payable and accrued liabilities	$493,278
Deferred revenue	190,850
Note payable	235,158
Operating lease payable	507,910
Intercompany payable, net	896,380
Total Liabilities	2,323,576
Net assets of the Disposal Group	$13,717,056

Schedule of Reconciliation Of Net Loss On Divestiture

The loss recognized on the divestiture was calculated as follows:

Fair Value of Consideration Received	$11,676,828
Carrying value of net assets of the Disposal Group	(13,717,056)
Noncontrolling interest derecognized	1,953,772
Intercompany balances waived	(796,384)
Transaction costs	(30,000)
Loss on sale of subsidiaries, before income taxes	$(912,840)

Schedule of Reconciliation of Carrying Value of Non-Controlling Interest	The carrying value of the noncontrolling interest at the closing date was determined as follows:
Noncontrolling interest at inception (19.98% of Fly Flyte)	$2,885,097
Loss attributable to noncontrolling interest through December 31, 2025	(756,776)
Loss attributable to noncontrolling interest, January 1, 2026 through March 9, 2026	(174,549)
Noncontrolling interest at March 9, 2026	$1,953,772

Schedule of Pro Forma Combined Results of Operations	The unaudited pro forma results presented below do not include any material, nonrecurring items directly attributable to the acquisition.
	As of December 31, 2025	As of December 31, 2024
Current Assets	846,339	115,323
Non-Current Assets	17,295,608	5,983,135
Total Assets	$18,141,947	$6,098,458

Current Liabilities	8,760,728	18,787,002
Non-Current Liabilities	308,510	3,551,643
Total Liabilities	$9,069,238	$22,338,645

Mezzanine Equity	84,790	84,790
Total Stockholders’ Equity (Deficit)	$8,987,919	$(16,324,977)
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Revenue	$3,366,411	$3,946,445
Cost of Revenue	2,011,384	2,201,900
Gross Profit	1,355,027	1,744,545

Operating Expenses	14,456,452	17,141,229
Other income (expenses), net	3,208,409	6,868,878
Net Loss	$(9,893,016)	$(8,527,806)